Net Loss per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
NET LOSS PER COMMON SHARE
NET LOSS PER COMMON SHARE

3. NET LOSS PER COMMON SHARE

	Nine months ended September 30,
	2014	2015
Net loss	$(14,448)	$(17,730)
Extinguishment of preferred stock — see note 7	—	31,806
Accretion of prior preferred stock — see note 7	(2,469)	(23,327)
Accretion and dividends of Series D preferred stock	—	(1,245)

Loss attributable to common shareholders — basic and diluted	$(16,917)	$(10,496)

Weighted-average number of common shares used in net loss per share — basic and diluted	926,597	11,179,756

Net loss per share — basic and diluted	$(18.26)	$(0.94)

The following potentially dilutive securities, which represent all outstanding potentially dilutive securities, were excluded from the calculation of diluted net loss per share due to their anti-dilutive effect (in common stock equivalent shares):

	Nine months ended September 30,
	2014	2015
Outstanding stock options	311,365	1,356,246
Warrants	18,810	2,445
Redeemable convertible preferred stock	6,552,820	—
Unvested restricted stock	28,536	153,589

3. NET LOSS PER COMMON SHARE

Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing the net loss attributable to common shareholders by the weighted-average number of shares of common stock and potentially dilutive securities outstanding for the period. Stock options, warrants, convertible preferred stock and unvested restricted stock are considered to be potentially dilutive securities and are only included in the calculation of diluted net loss per share when their effect is dilutive. For the twelve months ended December 31, 2013 and December 31, 2014, these securities were anti-dilutive due to the net losses in those periods and, therefore, the number of shares used to compute basic and diluted earnings per share are the same for of those periods.

The following table presents the computations of basic and dilutive net loss per share:

	Years Ended December 31,
	2013	2014
Net loss	$(16,197)	$(17,917)
Performance Adjustment of Series A	12,239	—
Accruals of dividends and accretion to redemption value of preferred stock	(2,925)	(3,300)

Loss attributable to common shareholders — basic and diluted	$(6,883)	$(21,217)

Weighted-average shares used in computing basic and diluted net loss per common share	1,697,044	933,997

Basic and diluted net loss per common share	$(4.06)	$(22.72)

The following potentially dilutive securities outstanding have been excluded from the computations of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported (in common stock equivalent shares):

	Years Ended December 31,
	2013	2014
Stock Options	229,791	281,029
Warrants	4,170	18,809
Redeemable convertible preferred stock	6,552,820	6,552,820
Unvested restricted stock	55,298	15,387